Nature Of Operations And Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Nature Of Operations And Basis Of Presentation [Abstract]
Nature Of Operations And Basis Of Presentation
1.	Nature of Operations and Basis of Presentation

Nature of Operations

Nucor is principally a manufacturer of steel and steel products, as well as a scrap broker and processor, with operating facilities and customers primarily located in North America.

Principles of Consolidation

The consolidated financial statements include Nucor and its controlled subsidiaries, including Nucor-Yamato Steel Company, a limited partnership of which Nucor owns 51%. All significant intercompany transactions are eliminated.

Distributions are made to noncontrolling interest partners in Nucor-Yamato Steel Company in accordance with the limited partnership agreement by mutual agreement of the general partners. At a minimum, sufficient cash is distributed so that each partner may pay their U.S. federal and state income taxes.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Reclassifications

Certain amounts for prior years have been reclassified to conform to the 2011 presentation.